INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
Pretax income	$ 41,833	$ 47,574	$ 38,002
Statutory tax rate	26.50%	26.50%	25.00%
Tax computed at the ordinary tax rate	$ 11,086	$ 12,607	$ 9,500
Nondeductible expenses (income)	526	10	1,365
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	831	(304)	137
Deductible financial expenses recorded to other comprehensive income	(439)	(365)	(312)
Tax adjustment in respect of different tax rates	1,411	1,662	1,877
Taxes in respect of withholding at the source from royalties and dividends	78	615	817
Adjustment in respect of tax rate deriving from "approved enterprises"	(405)	(558)	(467)
Others	(266)	579	(470)
Income tax expense (benefit)	$ 12,822	$ 14,246	$ 12,447